Financial Instruments - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Detail) - Liquidity risk [member] $ in Millions	Dec. 31, 2017 MXN ($)
Less than 1 year [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Notes and bonds	$ 9,961
Loans from banks	4,915
Obligations under finance leases	49
Less than 1 year [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(3,452)
1-2 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Notes and bonds	7,828
Loans from banks	1,239
Obligations under finance leases	39
1-2 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	26
2-3 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Notes and bonds	10,939
Loans from banks	1,480
Obligations under finance leases	33
2-3 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	654
3-4 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Notes and bonds	3,574
Loans from banks	4,917
Obligations under finance leases	16
3-4 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	190
4-5 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Notes and bonds	2,532
Loans from banks	766
4-5 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	236
Later than 5 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Notes and bonds	97,602
Loans from banks	414
Later than 5 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	$ (4,831)